Significant Accounting Policies (Details)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Significant Accounting Policies [Line Items]
Weighted Average Number Diluted Shares Outstanding Adjustment	7,570,050	7,570,050
Warrant [Member]
Significant Accounting Policies [Line Items]
Weighted Average Number Diluted Shares Outstanding Adjustment	7,080,050	7,080,050
Underwriters Purchase Options 1 [Member]
Significant Accounting Policies [Line Items]
Weighted Average Number Diluted Shares Outstanding Adjustment	215,000	215,000
Underwriters Purchase Options 2 [Member]
Significant Accounting Policies [Line Items]
Weighted Average Number Diluted Shares Outstanding Adjustment	215,000	215,000
Options Held [Member]
Significant Accounting Policies [Line Items]
Weighted Average Number Diluted Shares Outstanding Adjustment	60,000	60,000